Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	The balance of cash and cash equivalents is shown below:
	As at December 31,
	2023	2022
Cash at banks and on hand	1,477,368	1,700,987
Fiduciary rights – money market like	22,266	30,652
Term deposit certificates	7,244	870
Funds	1,318	1,139
Other cash equivalents	9	25
Total cash and cash equivalents	1,508,205	1,733,673